Equity investments	12 Months Ended
Dec. 31, 2015
Equity investments [Abstract]
Equity investments
8.	Equity investments

The Company's long-term investments consisting of cost method investments and equity method investments as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Cost method:
JTEA Inc. (30% equity stake) (i)	15,303	15,436
Shenzhen Youyou Ziru Technology Co., Ltd. (16% equity stake) (ii)	—	15,000
Changsha Wangcai Culture Communication Co., Ltd. (18% equity stake) (ii)	—	13,000
Shenzhen Wanshengshuo Technology Co., Ltd. (15% equity stake) (ii)	—	12,000
Shenzhen 175 Network Technology Co., Ltd. (4.12% equity stake) (iii)	—	8,000
Changsha Youjule Information Technology Co., Ltd. (“Changsha Youjule”) (19% equity stake) (ii)	—	8,000
Shenzhen Yule Technology Co., Ltd. (“Shenzhen Yule”) (19% equity stake) (ii)	—	5,000
Others	—	8,922
Equity Method:
Guangzhou Grape NetworkTechnology Co., Ltd. (20% equity stake) (iv)	6,056	4,538
Others	5,442	4,412
	26,801	94,308

(i)

JTEA Inc.

In July 2014, the Company acquired 30.0% equity stake of JTEA Inc. by subscribing its Series A convertible preferred shares with a total cash consideration of US$3,000,000. Given the fact that the investment was not an investment in common stock or in-substance common stock as such shares held by the Company contain certain terms such as liquidation preference over others, the investment is accounted for as an investment in an equity security under the cost method since the equity securities do not have a readily determinable fair value.

Several factors that indicate other-than-temporary impairment of a security's value has occurred. The Company used the discounted cash flow method (level 3) to assess the value of this investment as at December 31, 2014, and an impairment charge of RMB3,029,000 has been provided against the carrying value of the investment during the year ended December 31, 2014. No further impairment charge is required as at December 31, 2015 based on management's assessment.

(ii)
During the year ended December 31, 2015, the Company acquired 16.0% equity stake of Shenzhen Youyou Ziru Technology Co., Ltd. with a total cash consideration of RMB15,000,000, 18.0% equity stake of Changsha Wangcai Culture Communication Co., Ltd. with a total cash consideration of RMB 13,000,000,  15.0% equity stake of Shenzhen Wanshengshuo Technology Co., Ltd. with a total cash consideration of RMB12,000,000, 19% equity stake of Changsha Youjule with a total cash consideration of RMB8,000,000, and 19% equity stake of Shenzhen Yule with a total cash consideration of RMB5,000,000, respectively. As of December 31, 2015, the percentage held by the Group on these companies remained unchanged. Given the fact that the equity stakes held by the Company were all less than 20% and the Company has no significant influence on the aforesaid investees, and also the investments were not investments in common stock or in-substance common stock as those shares held by the Company contain certain terms such as liquidation preference over others, the investments were accounted for as investments in equity securities under cost method since the equity securities do not have a readily determinable fair value.

(iii)

Shenzhen 175 Network Technology Co., Ltd. (“Shenzhen 175”)

In December 2015, the Company acquired 4.12% equity stake of Shenzhen 175 with a total cash consideration of RMB8,000,000. Given the fact that the equity stake held by the Company is less than 20% and the Company has no significant influence on Shenzhen 175 as it has no right to appoint any director, the investment was accounted for as investment in an equity security under cost method since the equity security does not have a readily determinable fair value.

(iv)

Guangzhou Grape NetworkTechnology Co., Ltd. (“Guangzhou Grape”)

In November 2014, the Company acquired 20.0% equity shares in Guangzhou Grape with a total cash consideration of RMB6,000,000. Guangzhou Grape is engaged in mobile game publishing. The Company applied equity method of accounting to account for the investment as the Company has the ability to exercise significant influence, given the level of investment and the common directors on the board of the investee (Out of total three directors, one occupied by the Company).